Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships

The Company records transactions with various related parties. These related party balances as of December 31, 2024 and 2023 and transactions for the years ended December 31, 2024, 2023 and 2022 are identified as follows:

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited	A non-controlling shareholder of disposal subsidiary

Schedule of Due From Related Parties	As of December 31, 2024 and 2023, the balance due from related parties was as follows:
	As of December 31, 2024	As of December 31, 2023
Mr. Hengfang Li	$24,048	$358,659

Schedule of Sales to Related Party
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Q Green Techcon Private Limited	$229,600	$-	$--